ACCOUNTS PAYABLE AND ACCRUED EXPENSES AND OTHER PAYABLES - Accounts payable (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accounts Payable	¥ 3,901,799	¥ 3,657,112
Property and equipment, net
Accounts Payable	3,573,468	3,386,605
Operating expenses
Accounts Payable	¥ 328,331	¥ 270,507